Note 3 - Exit Activities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Exit Costs			$ 3,027,000
Loss On Asset Write Off [Member]
Business Exit Costs			82,000
One Time Employee Termination Benefits [Member]
Business Exit Costs			2,945,000
Property and Equipment [Member]
Business Exit Costs			24,000
Deferred Charges [Member]
Business Exit Costs			58,000
Accrued One-Time Termination Benefits [Member]
Business Exit Costs			$ 2,945,000